Revenue (Remaining Performance Obligations) (Details) $ in Millions	Feb. 28, 2021 CAD ($)
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 3,053
Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	2,501
Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	552
Within 1 year [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,968
Within 1 year [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1,553
Within 1 year [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	415
Within 2 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	809
Within 2 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	672
Within 2 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	137
Within 3 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	159
Within 3 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	159
Within 3 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Within 4 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	88
Within 4 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	88
Within 4 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Within 5 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	28
Within 5 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	28
Within 5 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	0
Thereafter [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1
Thereafter [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	1
Thereafter [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Transaction Price Allocated To Remaining Performance Obligations	$ 0